Current and non-current employee entitlements (Tables)	12 Months Ended
Jun. 30, 2025
Current And Non-current Employee Entitlements
Schedule of current and non-current employee entitlements
	2025	2024

Current employee entitlement	482,809	454,342
Non-current employee entitlements	64,924	55,622
	547,733	509,964